SCHEDULE OF LONG TERM INVESTMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Equity investments without readily determinable fair value		$ 160,000
Total long-term investments		$ 160,000